D. Investments	12 Months Ended
Sep. 30, 2013
Equity Method Investments and Joint Ventures [Abstract]
D. Investments

Investment in CPEC LLC

The Company uses the equity method to account for its 35% ownership interest in CPEC. CPEC had $91,000 of net assets at each of September 30, 2013 and 2012. Aeolus’ 35% share of CPEC’s net assets, which is approximately $32,000, is included in other assets and the Company has no operations or activities unrelated to the out licensing of bucindolol. The other 65% is owned by Endo Pharmaceuticals.